Interests in Other Entities - Parent (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Disclosure of Key Assumptions in VIU Calculation
Key assumptions in the VIU calculation

	Carrying value of investment		Discount rate		Growth rate beyond initial cash flow projections
	2021	2020	2021	2020	2021	2020
Investment	£m	£m	%	%	%	%
Santander UK plc	11,267	11,267	13.6	14.0	1.6	1.6
Santander Financial Services plc	337	337	15.6	13.7	1.6	1.6
Other	31	26
	11,635	11,630

Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Disclosure of Interests in Subsidiaries

	2021	2020
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,630
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
	13,590	13,585
The Company’s interests in subsidiaries was as follows:

	Cost	Impairment	Net book value
	£m	£m	£m
At 31 December 2021	11,645	(10)	11,635

At 31 December 2020	11,645	(15)	11,630

Disclosure of Key Assumptions in Calculating VIU for Investments

		Impairment
		2021	2020
Subsidiary	Reasonably possible change	£m	£m
Santander UK plc	Cash flow projections decrease by 5% (2020: 5%)	—	109
	Discount rate increases by 100 basis points (2020: 100 basis points)	381	637
	GDP growth rate decreases by 10 basis points (2020: 10 basis points)	—	—

		Impairment
		2021	2020
Subsidiary	Reasonably possible change	£m	£m
Santander Financial Services plc	Cash flow projections decrease by 5% (2020: 5%)	—	—
	Discount rate increases by 100 basis points (2020: 100 basis points)	—	5

Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom

2021	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,267	12,147	880	67	7

2020
Santander UK plc	11,267	11,745	478	40	4

2021	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	376	39	145	10

2020
Santander Financial Services plc	337	363	26	82	7